Concentration of risk (Details)	12 Months Ended
	Jun. 30, 2021 USD ($) item customer	Jun. 30, 2020 USD ($) item customer	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 HKD ($)
Concentration Risk [Line Items]
Working capital	$ 6,200,000
Accounts receivable, net	11,142,558	$ 9,833,936
China
Concentration Risk [Line Items]
Insurance coverage for each bank in China	77,000		¥ 500,000	$ 500,000
Cash balance deposited with financial institutions	102,184	1,366,796
Cash balance deposited with financial institutions, that are subject to credit risk	0	968,840
Hong Kong
Concentration Risk [Line Items]
Insurance coverage for each bank in China	64,000
Cash balance deposited with financial institutions	189	5,254
US
Concentration Risk [Line Items]
Insurance coverage for each bank in China	250,000
Cash balance deposited with financial institutions	$ 2,957	$ 163,640
Customer Concentration Risk [Member] | Revenue from Contract with Customer, Product and Service Benchmark [Member]
Concentration Risk [Line Items]
Number of Major Customers | item	0	1
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Number of Major Customers | customer	0	1
Customer Concentration Risk [Member] | Maximum | Revenue from Contract with Customer, Product and Service Benchmark [Member]
Concentration Risk [Line Items]
Threshold Concentration risk percentage	10.00%
Customer Concentration Risk [Member] | Maximum | Accounts Receivable [Member]
Concentration Risk [Line Items]
Threshold Concentration risk percentage	10.00%
Customer Concentration Risk [Member] | Major Customer One [Member] | Revenue from Contract with Customer, Product and Service Benchmark [Member]
Concentration Risk [Line Items]
Threshold Concentration risk percentage		18.70%
Customer Concentration Risk [Member] | Major Customer One [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Threshold Concentration risk percentage		10.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Number of Major Suppliers | item	1	2
Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Number of Major Suppliers | item	3	4
Supplier Concentration Risk [Member] | Vendor One [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Threshold Concentration risk percentage	72.70%
Supplier Concentration Risk [Member] | Vendor One [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Threshold Concentration risk percentage	39.80%	39.60%
Supplier Concentration Risk [Member] | Vendor Two [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Threshold Concentration risk percentage	30.10%	26.50%
Supplier Concentration Risk [Member] | Vendor Three [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Threshold Concentration risk percentage	11.50%	17.80%
Supplier Concentration Risk [Member] | Vendor Four [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Threshold Concentration risk percentage		75.60%
Supplier Concentration Risk [Member] | Vendor Four [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Threshold Concentration risk percentage		13.70%
Supplier Concentration Risk [Member] | Vendor Five [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Threshold Concentration risk percentage		11.50%